Consolidated Statement of Change in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 87,761	$ 257,588		$ (1,624,207)	$ (1,278,858)
Balance, shares at Dec. 31, 2021		87,761,100
Common stock issued for cash		$ 267	399,733			$ 400,000
Common stock issued for cash, shares		266,667				266,667
Common stock issued for compensation -management		$ 160	239,840			$ 240,000
Common stock issued for compensation -management, shares		160,000
Common stock issued for compensation -services		$ 146	218,638			$ 218,784
Common stock issued for compensation -services, shares		145,856				145,856
Common stock issued for settlement of debts		$ 179	178,965			$ 179,144
Common stock issued for settlement of debts, shares		179,144				179,144
Net loss					(1,255,497)	$ (1,255,497)
Balance at Dec. 31, 2022		$ 88,513	1,294,764		(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Common stock issued for compensation -management		$ 25	37,475			37,500
Common stock issued for compensation -management, shares		25,000
Net loss					(331,303)	(331,303)
Balance at Mar. 31, 2023		$ 88,538	1,332,239		(3,211,007)	(1,790,230)
Balance, shares at Mar. 31, 2023		88,537,767
Balance at Dec. 31, 2022		$ 88,513	1,294,764		(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Net loss						(584,539)
Balance at Jun. 30, 2023		$ 88,538	1,332,239	60,000	(3,464,243)	(1,983,466)
Balance, shares at Jun. 30, 2023		88,537,767
Balance at Dec. 31, 2022		$ 88,513	1,294,764		(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Common stock issued for cash		$ 17	24,983			$ 25,000
Common stock issued for cash, shares		16,667				16,667
Common stock issued for compensation -management		$ 25	37,475			$ 37,500
Common stock issued for compensation -management, shares		25,000
Common stock issued for compensation -services		$ 25	58,225			$ 58,250
Common stock issued for compensation -services, shares		25,000				25,000
Net loss					(1,106,962)	$ (1,106,962)
Subscription received- shares to be issued				60,000		60,000
Subscription received- shares to be issued, shares
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000	(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Balance at Mar. 31, 2023		$ 88,538	1,332,239		(3,211,007)	(1,790,230)
Balance, shares at Mar. 31, 2023		88,537,767
Net loss					(253,236)	(253,236)
Subscription received- shares to be issued				60,000		60,000
Subscription received- shares to be issued, shares
Balance at Jun. 30, 2023		$ 88,538	1,332,239	60,000	(3,464,243)	(1,983,466)
Balance, shares at Jun. 30, 2023		88,537,767
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000	(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Net loss					(130,397)	(130,397)
Balance at Mar. 31, 2024		$ 88,580	1,415,447	60,000	(4,117,063)	(2,553,036)
Balance, shares at Mar. 31, 2024		88,579,434
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000	(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Net loss						(2,795,192)
Balance at Jun. 30, 2024		$ 94,580	3,689,447	60,000	(6,781,858)	(2,937,831)
Balance, shares at Jun. 30, 2024		94,579,434
Balance at Mar. 31, 2024		$ 88,580	1,415,447	60,000	(4,117,063)	(2,553,036)
Balance, shares at Mar. 31, 2024		88,579,434
Common stock issued for compensation -services		$ 6,000	2,274,000			2,280,000
Common stock issued for compensation -services, shares		6,000,000
Net loss					(2,664,795)	(2,664,795)
Balance at Jun. 30, 2024		$ 94,580	$ 3,689,447	$ 60,000	$ (6,781,858)	$ (2,937,831)
Balance, shares at Jun. 30, 2024		94,579,434